Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	As of
(In thousands)	December 31, 2016	December 31, 2015

Computer equipment	$255	$227
Data center equipment	1,230	1,011
Purchased software	814	692
Furniture and fixtures	90	90
Leasehold improvements	78	75
Total property and equipment	2,467	2,095
Less: accumulated depreciation	(1,771)	(1,431)
Net property and equipment	$696	$664

Summary of Depreciation Expense	Depreciation expense consisted of the following:
	Year Ended
(In thousands)	December 31, 2016	December 31, 2015

Depreciation expense	$340	$322